Fees Summary	Jun. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 47,400,000.00
Total Fee Amount	6,545.94
Total Offset Amount	0.00
Net Fee	$ 6,545.94
Offering Table N/A
Offset Table N/A	N/A